Summary of Significant Accounting Policies (Details 1) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Dilutive adjustments to the weighted average number of common shares
Total	502,784	728,650	502,784	728,650	769,473	503,442
Common stock purchase warrants [Member]
Dilutive adjustments to the weighted average number of common shares
Total	191,133	494,826	191,133	494,826	492,612	254,614
Stock options [Member]
Dilutive adjustments to the weighted average number of common shares
Total	311,651	233,824	311,651	233,824	276,861	248,828